Offerings	Oct. 09, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share ("Common Stock")
Amount Registered | shares	9,822,567
Proposed Maximum Offering Price per Unit	7.46
Maximum Aggregate Offering Price	$ 73,276,349.82
Fee Rate	0.01381%
Amount of Registration Fee	$ 10,119.46
Offering Note	1a. Consists of 9,822,567 shares of Common Stock that may be issued in connection with stock options outstanding under the Alliance Laundry Holdings Inc. 2015 Stock Option Plan (the "2015 Plan"). No further grants will be made pursuant to the 2015 Plan. 2a. Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement also covers such indeterminable number of additional shares of Common Stock as may become issuable to prevent dilution in the event of stock splits, stock dividends or similar transactions. 3a. Calculated solely for the purpose of determining the registration fee pursuant to Rule 457(h) under the Securities Act, based on $7.43 per share, which is the weighted-average exercise price of the stock options to purchase share of Common Stock outstanding under the 2015 Plan as of the date of this Registration Statement.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	9,864,490
Proposed Maximum Offering Price per Unit	22.00
Maximum Aggregate Offering Price	$ 217,018,780.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 29,970.29
Offering Note	2a. Consists of 9,864,490 shares of Common Stock reserved for issuance under the Alliance Laundry Holdings Inc. 2025 Omnibus Incentive Compensation Plan. 2b. See Note 2a. 2c. Calculated solely for the purpose of determining the registration fee pursuant to the provisions of Rule 457(h) under the Securities Act on the basis of $22.00 per share, which is the maximum initial public offering price per share of common stock as set forth in the Registrant's Registration Statement on Form S-1 (File No. 333-290217), as amended, declared effective on September 30, 2025.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	2,959,347
Proposed Maximum Offering Price per Unit	22.00
Maximum Aggregate Offering Price	$ 65,105,634.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 8,991.09
Offering Note	3a. Consists of 2,959,347 shares of Common Stock reserved for issuance under the Alliance Laundry Holdings Inc. Employee Stock Purchase Plan. 3b. See Note 2a. 3c. Calculated solely for the purpose of determining the registration fee pursuant to the provisions of Rule 457(h) under the Securities Act on the basis of $22.00 per share, which is the maximum initial public offering price per share of common stock as set forth in the Registrant's Registration Statement on Form S-1 (File No. 333-290217), as amended, declared effective on September 30, 2025.